Non-controlling Interests (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EQUITY
Capital stock	$ 4,907,765	$ 4,907,765
Additional paid-in-capital	15,889,819	15,889,819
Legal reserve	2,139,007	2,139,007
Retained earnings from prior years	82,431,278	78,510,909
Accumulated other comprehensive income (loss):
Carrying value of the non-controlling interest	14,873,767	15,013,771
Aggregate amount of dividends paid	2,664,340	2,345,430	$ 1,581,809
Non-controlling Interests
EQUITY
Capital stock	1,155,998	1,157,533
Additional paid-in-capital	3,001,681	3,001,681
Legal reserve	164,832	164,849
Retained earnings from prior years	8,930,063	8,921,574
Net income for the year	1,480,674	1,605,856
Accumulated other comprehensive income (loss):
Cumulative result from foreign currency translation	148,318	167,109
Remeasurement of post-employment benefit obligations on defined benefit plans	(7,799)	(4,831)
Carrying value of the non-controlling interest	14,873,767	15,013,771
Aggregate amount of dividends paid	1,598,153	1,276,562	497,617
Non-controlling Interests | Sky
Accumulated other comprehensive income (loss):
Aggregate amount of dividends paid	3,800,000	3,000,000	1,000,000
Dividends paid to non controlling interest	$ 1,570,659	$ 1,240,002	413,334
Non-controlling Interests | Radiopolis
Accumulated other comprehensive income (loss):
Aggregate amount of dividends paid			90,000
Dividends paid to non controlling interest			$ 45,000